Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Additions to valuation allowance	$ 1,941,000	$ 3,949,000	$ 6,318,000
Deferred tax liability, undistributed earnings of foreign subsidiaries	$ 0